Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
NOTE 27:	NET LOSS PER SHARE

For the year ended December 31, 2024 and 2023, potentially dilutive securities have not been included in the calculation of diluted loss per share because their effect is anti-dilutive. The additional potentially dilutive securities that would have been included in the calculation of diluted earnings per share, had their effect not been anti-dilutive for the year ended December 31, 2024, would have totaled 12,610,966 (year ended December 31, 2023: 4,964,361).